Earnings per share	6 Months Ended
Jun. 30, 2025
Text block1 [abstract]
Earnings per share

Note 17. Earnings per share

	For the six-month period ended June 30,
	2024	2025

Net income (loss) attributable to shareholders of Cellectis (€ in thousands)	(19,627)	(41,863)
Weighted average number of outstanding shares, used to calculate basic net result per share	80,881,026	100,231,292
Weighted average number of outstanding shares, net of effects of dilutive potential ordinary shares	80,881,026	100,231,292

Basic / Diluted net income (loss) per share attributable to shareholders of Cellectis
Basic net income (loss) attributable to shareholders of Cellectis, per share ($ /share)	(0.24)	(0.42)
Diluted net income (loss) attributable to shareholders of Cellectis, per share ($ /share)	(0.24)	(0.42)

As of June 30, 2025, the potential shares that could potentially dilute basic earnings per share in the future but were not included in the calculation of the diluted net loss per share as their effect would be anti-dilutive. These potential shares consist of stock options, unvested free shares and warrants granted to our employees and directors (see Note 16) and outstanding warrants ("BSA") granted to EIB (see Note 12).